Supplemental guarantor information (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2023 USD ($)
Supplemental Guarantor Information [Line Items]
Joint and several liability	$ 3.3
Increase decrease in joint and several liability	$ (1.0)